Significant Events in the Reporting Period (Details) - USD ($)				1 Months Ended	6 Months Ended
	Sep. 04, 2024	Feb. 16, 2023	Sep. 16, 2022	Nov. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Significant Events in the Reporting Period [Line Items]
Percentage of purchase price					97.00%
Ordinary shares issued (in Shares)		169,125	40,000	4,444,444	500,000
Proceeds from SEPA (in Dollars)					$ 267,000
Issuance of shares, commitment fee (in Dollars)					$ 100,000
Issuance of shares, commitment fee percentage					1.00%
Percentage of commitment fee paid					50.00%
Percentage of balance commitment fee paid					50.00%
Percentage of commitment fee paid fully	1.00%
Initial pre-paid advance (in Dollars)					$ 2,000,000
Percentage of note discounted					96.00%
Percentage of accrue interest					6.00%
Percentage increasing accrue interest					18.00%
Monthly installment amount percentage					5.00%
Percentage of premium interest					5.00%
Convertible promissory note (in Dollars)					$ 1,934,000
60 days after the issuance [Member]
Significant Events in the Reporting Period [Line Items]
Monthly installment amount percentage					10.00%
Structuring fee [Member]
Significant Events in the Reporting Period [Line Items]
Structuring fee (in Dollars)					$ 10,000
Convertible promissory notes [Member]
Significant Events in the Reporting Period [Line Items]
Conversion price per share (in Dollars per share)					$ 0.7
Convertible promissory notes [Member]
Significant Events in the Reporting Period [Line Items]
Commitment amount (in Dollars)					$ 3,000,000